Subsequent Events - Additional Information (Detail) € / shares in Units, $ / shares in Units, € in Millions, $ in Millions					3 Months Ended
	Apr. 30, 2017 USD ($)	Apr. 27, 2017 USD ($)	Apr. 14, 2017 USD ($)	Apr. 14, 2017 EUR (€) € / shares	Mar. 31, 2016 USD ($)	Apr. 14, 2017 $ / shares
Subsequent Event [Line Items]
Dividend paid amount					$ 1
Subsequent Event [Member]
Subsequent Event [Line Items]
Dividend declared date			Apr. 14, 2017	Apr. 14, 2017
Dividend declared per share | (per share)				€ 0.11		$ 0.118195
Dividend payable record date			Apr. 26, 2017	Apr. 26, 2017
Dividend paid amount			$ 161	€ 150
Dividends Payable, Date to be Paid			May 02, 2017	May 02, 2017
Stock repurchase program, valid period			18 months	18 months
Stock repurchase start date			Apr. 14, 2017	Apr. 14, 2017
Stock repurchase expiration date			Oct. 13, 2018	Oct. 13, 2018
Subsequent Event [Member] | 7.875% Senior Notes [Member]
Subsequent Event [Line Items]
Notes, maturity year		2017
Senior notes outstanding		$ 636
Notes, interest rate		7.875%
Subsequent Event [Member] | CNH Industrial Capital LLC (formerly CNH Capital LLC) [Member] | 4.375% Notes [Member]
Subsequent Event [Line Items]
Principal amount of notes issued	$ 500
Notes, interest rate	4.375%
Notes, maturity year	2022
Subsequent Event [Member] | Maximum [Member]
Subsequent Event [Line Items]
Stock repurchase program percentage of shares authorized to be repurchased				10.00%		10.00%